STOCK-BASED COMPENSATION (Details 3) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding at the beginning of the period (in shares)	1,694	1,495	1,569
Granted (in shares)	568	726	713
Vested (in shares)	(547)	(468)	(766)
Forfeited (in shares)	(30)	(59)	(21)
Outstanding at the end of the period (in shares)	1,685	1,694	1,495
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 20.23	$ 17.33	$ 13.29
Granted (in dollars per share)	25.64	23.99	20.83
Vested (in dollars per share)	17.34	16.27	12.16
Forfeited (in dollars per share)	21.98	24.01	17.85
Outstanding at the end of the period (in dollars per share)	$ 22.98	$ 20.23	$ 17.33